ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.3%

Agriculture – 0.5%
Turning Point Brands, Inc.	705	$36,780

Airlines – 0.5%
Mesa Air Group, Inc.*	2,851	38,346

Auto Parts & Equipment – 3.9%
Commercial Vehicle Group, Inc.*	4,684	45,200
Modine Manufacturing Co.*	2,585	38,180
Shyft Group, Inc. (The)	1,308	48,658
Superior Industries International, Inc.*	6,551	37,210
Titan International, Inc.*	6,203	57,564
XPEL, Inc.*	1,740	90,358
Total Auto Parts & Equipment		317,170

Banks – 2.7%
First Foundation, Inc.	1,655	38,826
Merchants Bancorp	1,169	49,028
Silvergate Capital Corp., Class A*	927	131,792
Total Banks		219,646

Beverages – 2.7%
Celsius Holdings, Inc.*	4,550	218,628

Biotechnology – 5.0%
Alpine Immune Sciences, Inc.*	3,380	35,828
Anixa Biosciences, Inc.*(a)	8,093	37,875
Avid Bioservices, Inc.*	3,673	66,959
DiaMedica Therapeutics, Inc.*	3,937	36,024
Evelo Biosciences, Inc.*(a)	3,207	34,315
Gamida Cell Ltd. (Israel)*(a)	3,619	29,278
Origin Agritech Ltd. (China)*(a)	2,388	40,548
Seelos Therapeutics, Inc.*	10,388	51,836
Sutro Biopharma, Inc.*	1,832	41,696
Syndax Pharmaceuticals, Inc.*(a)	1,410	31,528
Total Biotechnology		405,887

Building Materials – 0.4%
LSI Industries, Inc.	3,570	30,452

Chemicals – 1.4%
Intrepid Potash, Inc.*	1,272	41,416
Rayonier Advanced Materials, Inc.*	4,168	37,804
Venator Materials PLC*	7,889	36,526
Total Chemicals		115,746

Commercial Services – 5.9%
Atento SA (Brazil)*	1,916	40,217
CAI International, Inc.	885	40,285
Custom Truck One Source, Inc.*(a)	5,060	47,311
Priority Technology Holdings, Inc.*	4,893	33,958
R1 RCM, Inc.*	3,007	74,213
Riot Blockchain, Inc.*(a)	3,442	183,355
Textainer Group Holdings Ltd. (China)*	1,840	52,716
Total Commercial Services		472,055

Computers – 2.0%
Future FinTech Group, Inc. (China)*(a)	6,711	41,608
iCAD, Inc.*	2,218	47,066
Intrusion, Inc.*(a)	1,564	36,551
PAR Technology Corp.*(a)	605	39,573
Total Computers		164,798

Distribution / Wholesale – 1.1%
ClearSign Technologies Corp.*	8,358	47,473
Titan Machinery, Inc.*	1,551	39,551
Total Distribution / Wholesale		87,024

Diversified Financial Services – 3.7%
Atlanticus Holdings Corp.*	1,598	48,467
B. Riley Financial, Inc.	880	49,614
Cowen, Inc., Class A	1,261	44,324
Freedom Holding Corp. NV (Kazakhstan)*(a)	1,263	67,394
Regional Management Corp.	1,228	42,563
US Global Investors, Inc., Class A	6,060	42,299
Total Diversified Financial Services		294,661

Electronics – 3.9%
Camtek Ltd. (Israel)*	2,712	81,089
Identiv, Inc.*	3,610	41,370
Luna Innovations, Inc.*	3,650	38,434
RADA Electronic Industries Ltd. (Israel)*	3,671	44,089
Rekor Systems, Inc.*	3,025	60,470
Turtle Beach Corp.*	1,691	45,099
Total Electronics		310,551

Engineering & Construction – 2.4%
IES Holdings, Inc.*	981	49,452
MYR Group, Inc.*	626	44,866
Orbital Energy Group, Inc.*	9,400	57,340
Orion Group Holdings, Inc.*	6,956	42,223
Total Engineering & Construction		193,881

Entertainment – 2.4%
Chicken Soup For The Soul Entertainment, Inc.*	1,847	44,439
Esports Entertainment Group, Inc. (Malta)*(a)	2,058	30,890
Golden Entertainment, Inc.*	1,645	41,553
RCI Hospitality Holdings, Inc.	1,141	72,556
Total Entertainment		189,438

Environmental Control – 0.5%
Sharps Compliance Corp.*	3,102	44,576

Food – 0.2%
Utz Brands, Inc.(a)	784	19,435

Forest Products & Paper – 0.7%
Resolute Forest Products, Inc.*	5,358	58,670

Healthcare - Products – 3.3%
Accuray, Inc.*	7,990	39,551
Alphatec Holdings, Inc.*	2,813	44,417
Apollo Endosurgery, Inc.*	7,673	42,278
Aspira Women’s Health, Inc.*(a)	5,170	34,898
Castle Biosciences, Inc.*	618	42,308
ClearPoint Neuro, Inc.*(a)	3,069	64,879
Total Healthcare - Products		268,331

Healthcare - Services – 2.6%
Inotiv, Inc.*	2,350	47,000
Joint Corp. (The)*	1,122	54,271
SI-BONE, Inc.*	1,128	35,882
Surgery Partners, Inc.*	1,652	73,117
Total Healthcare - Services		210,270

Home Builders – 0.4%
Horizon Global Corp.*	3,431	35,442

Home Furnishings – 3.3%
Flexsteel Industries, Inc.	1,068	37,220
Kopin Corp.*(a)	7,739	81,182
Mohawk Group Holdings, Inc.*(a)	1,880	55,460
VOXX International Corp.*	4,707	89,715
Total Home Furnishings		263,577

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet – 4.7%
AudioEye, Inc.*(a)	1,403	$39,200
Lands’ End, Inc.*	1,651	40,961
Liquidity Services, Inc.*	2,914	54,142
Perion Network Ltd. (Israel)*	3,744	67,018
QuinStreet, Inc.*	1,658	33,657
RealNetworks, Inc.*	6,767	28,760
TechTarget, Inc.*	1,042	72,367
Usio, Inc.*(a)	6,175	39,643
Total Internet		375,748

Investment Companies – 1.0%
Altus Midstream Co., Class A	783	41,084
Rafael Holdings, Inc., Class B*	906	36,168
Total Investment Companies		77,252

Leisure Time – 1.4%
OneWater Marine, Inc., Class A*	1,136	45,394
Vista Outdoor, Inc.*	2,209	70,843
Total Leisure Time		116,237

Lodging – 0.8%
Full House Resorts, Inc.*	7,520	63,995

Machinery - Construction & Mining – 0.6%
Babcock & Wilcox Enterprises, Inc.*	5,538	52,445
Machinery - Diversified – 1.7%
Kornit Digital Ltd. (Israel)*	894	88,613
Ranpak Holdings Corp.*	2,316	46,459
Total Machinery - Diversified		135,072

Media – 1.0%
Entercom Communications Corp., Class A*	7,105	37,301
Townsquare Media, Inc., Class A	3,728	40,002
Total Media		77,303

Metal Fabricate / Hardware – 1.9%
Ampco-Pittsburgh Corp.*	6,110	41,243
Ryerson Holding Corp.*	2,377	40,504
Steel Partners Holdings LP*	3,108	42,735
Strattec Security Corp.*	691	32,408
Total Metal Fabricate / Hardware		156,890

Miscellaneous Manufacturing – 1.0%
LSB Industries, Inc.*	9,266	47,534
Lydall, Inc.*	940	31,716
Total Miscellaneous Manufacturing		79,250

Oil & Gas – 1.2%
Earthstone Energy, Inc., Class A*	4,762	34,048
Mammoth Energy Services, Inc.*	6,190	32,931
SandRidge Energy, Inc.*	7,667	29,978
Total Oil & Gas		96,957

Pharmaceuticals – 5.9%
Aclaris Therapeutics, Inc.*	6,110	153,972
Chimerix, Inc.*	4,801	46,282
Heska Corp.*(a)	269	45,316
Ideaya Biosciences, Inc.*	1,980	46,530
Natural Alternatives International, Inc.*	2,618	40,212
Nature’s Sunshine Products, Inc.	2,444	48,782
Oramed Pharmaceuticals, Inc. (Israel)*(a)	5,086	51,674
PLx Pharma, Inc.*	4,342	39,208
Total Pharmaceuticals		471,976

Pipelines – 0.6%
Oasis Midstream Partners LP	2,304	51,517

REITS – 0.5%
Farmland Partners, Inc.	3,335	37,385

Retail – 8.8%
Aspen Aerogels, Inc.*	2,115	43,019
Barnes & Noble Education, Inc.*(a)	6,235	50,753
Bassett Furniture Industries, Inc.	1,705	41,380
Big 5 Sporting Goods Corp.(a)	2,764	43,395
Chuy’s Holdings, Inc.*	1,065	47,201
Citi Trends, Inc.*	861	72,135
Container Store Group, Inc. (The)*	2,858	47,557
Haverty Furniture Cos., Inc.	1,182	43,959
Kirkland’s, Inc.*(a)	4,001	112,428
Kura Sushi USA, Inc., Class A*(a)	1,257	39,771
Lazydays Holdings, Inc.*	1,727	30,758
MarineMax, Inc.*	1,074	53,013
OptimizeRx Corp.*	1,707	83,216
Total Retail		708,585

Semiconductors – 2.1%
Alpha & Omega Semiconductor Ltd.*	1,349	44,112
AXT, Inc.*	4,190	48,856
CEVA, Inc.*	713	40,035
EMCORE Corp.*(a)	6,105	33,333
Total Semiconductors		166,336

Software – 6.8%
Avid Technology, Inc.*	2,569	54,232
Brightcove, Inc.*	1,940	39,033
BTRS Holdings, Inc.*(a)	1,974	28,564
DarioHealth Corp.*(a)	1,496	28,813
Digi International, Inc.*	1,770	33,612
Digital Turbine, Inc.*	2,028	162,970
Donnelley Financial Solutions, Inc.*	2,012	55,994
Elys Game Technology Corp. (Canada)*(a)	6,914	36,644
GTY Technology Holdings, Inc.*	5,224	33,381
Innodata, Inc.*	5,765	36,320
Qumu Corp.*	5,123	34,631
Total Software		544,194

Telecommunications – 6.1%
Airgain, Inc.*(a)	2,052	43,482
Aviat Networks, Inc.*	1,331	94,554
Calix, Inc.*	2,679	92,854
Cambium Networks Corp.*	2,033	94,982
Clearfield, Inc.*	1,176	35,433
DZS, Inc.*	2,294	35,671
IDT Corp., Class B*	2,536	57,466
ORBCOMM, Inc.*	4,700	35,861
Total Telecommunications		490,303

Textiles – 0.4%
Culp, Inc.	1,880	28,933

Transportation – 2.3%
ArcBest Corp.	752	52,918
Danaos Corp. (Greece)*	1,645	81,609
Navios Maritime Partners LP (Monaco)(a)	2,102	49,523
Total Transportation		184,050
Total Common Stocks
(Cost $6,799,100)		7,909,792

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND – 2.2%
STIT - Government & Agency Portfolio, Institutional Class, 0.03%(b) (Cost $179,168)	179,168	$179,168

REPURCHASE AGREEMENTS – 9.0%(c)
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $253,469)	$249,000	249,000
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $223,656, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $227,498)	223,656	223,656
RBC Dominion Securities, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $249,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 05/06/21-03/01/51, totaling $253,321)	249,000	249,000
Total Repurchase Agreements
(Cost $721,656)		721,656
Total Investments – 109.5%
(Cost $7,699,924)		8,810,616
Liabilities in Excess of Other Assets – (9.5%)		(764,762)
Net Assets – 100.0%		$8,045,854

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,164,212; the aggregate market value of the collateral held by the fund is $1,139,405. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $417,749.
(b)	Rate shown reflects the 7-day yield as of March 31, 2021.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT MICRO-CAP ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,909,792	$–	$–	$7,909,792
Money Market Fund	179,168	–	–	179,168
Repurchase Agreements	–	721,656	–	721,656
Total	$8,088,960	$721,656	$–	$8,810,616

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	0.5%
Airlines	0.5
Auto Parts & Equipment	3.9
Banks	2.7
Beverages	2.7
Biotechnology	5.0
Building Materials	0.4
Chemicals	1.4
Commercial Services	5.9
Computers	2.0
Distribution / Wholesale	1.1
Diversified Financial Services	3.7
Electronics	3.9
Engineering & Construction	2.4
Entertainment	2.4
Environmental Control	0.5
Food	0.2
Forest Products & Paper	0.7
Healthcare - Products	3.3
Healthcare - Services	2.6
Home Builders	0.4
Home Furnishings	3.3
Internet	4.7
Investment Companies	1.0
Leisure Time	1.4
Lodging	0.8
Machinery - Construction & Mining	0.6
Machinery - Diversified	1.7
Media	1.0
Metal Fabricate / Hardware	1.9
Miscellaneous Manufacturing	1.0
Oil & Gas	1.2
Pharmaceuticals	5.9
Pipelines	0.6
REITS	0.5
Retail	8.8
Semiconductors	2.1
Software	6.8
Telecommunications	6.1
Textiles	0.4
Transportation	2.3
Money Market Fund	2.2
Repurchase Agreements	9.0
Total Investments	109.5
Liabilities in Excess of Other Assets	(9.5)
Net Assets	100.0%